Subsequent Events (Details) $ / shares in Units, $ in Millions				1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 30, 2023 USD ($) $ / shares shares	Mar. 15, 2023 vessel	Jan. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) vessel	Jan. 31, 2023 USD ($) vessel	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Common stock, share authorized (in shares) | shares							725,000,000	725,000,000	725,000,000
August 2022 Stock Repurchase Program
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired | shares							3,800,000
Treasury Stock Acquired, Average Cost Per Share | $ / shares							$ 4.07
Treasury Stock, Common, Value | $							$ 15.3
Subsequent Events | March 2023 Stock Repurchase Program
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired | shares	14,112
Treasury Stock Acquired, Average Cost Per Share | $ / shares	$ 6.04
Treasury Stock, Common, Value | $	$ 0.1
Subsequent Events | August 2022 Stock Repurchase Program
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired | shares						2,700,000
Treasury Stock Acquired, Average Cost Per Share | $ / shares						$ 5.44
Treasury Stock, Common, Value | $						$ 14.7
Subsequent Events | 2023 Long-Term Incentive Plan | Thousands of Shares of Common Stock Outstanding
Subsequent Event [Line Items]
Common stock, share authorized (in shares) | shares						12,783,479
Teekay Tankers | Subsequent Events | 2023 Long-Term Incentive Plan | Common Class A
Subsequent Event [Line Items]
Common stock, share authorized (in shares) | shares						600,000
Teekay Tankers | Subsequent Events | 2007 Long-Term Incentive Plan | Common Class A
Subsequent Event [Line Items]
Common stock, share authorized (in shares) | shares						1,291,416
Teekay Tankers | Subsequent Events | January 2023 Sale Leaseback
Subsequent Event [Line Items]
Sale Leaseback Transaction, Total Cost | $			$ 164.3		$ 164.3
Teekay Tankers | Subsequent Events | March 2023 Sale Leaseback
Subsequent Event [Line Items]
Sale Leaseback Transaction, Expected Cost of Repurchase | $						$ 142.8
LR2 and Aframax Tankers | Teekay Tankers | Subsequent Events | January 2023 Sale Leaseback
Subsequent Event [Line Items]
Number of vessels acquired | vessel					8
LR2 and Aframax Tankers | Teekay Tankers | Subsequent Events | March 2023 Sale Leaseback
Subsequent Event [Line Items]
Number Of Vessels To Be Purchased | vessel		1
Suezmax Tanker | Teekay Tankers | Subsequent Events | January 2023 Sale Leaseback
Subsequent Event [Line Items]
Number of vessels acquired | vessel					1
Suezmax Tanker | Teekay Tankers | Subsequent Events | March 2023 Sale Leaseback
Subsequent Event [Line Items]
Number Of Vessels To Be Purchased | vessel		5
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels To Be Purchased | vessel				19
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | Subsequent Events | January 2023 Sale Leaseback
Subsequent Event [Line Items]
Number of vessels acquired | vessel					9
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | Subsequent Events | March 2023 Sale Leaseback
Subsequent Event [Line Items]
Number Of Vessels To Be Purchased | vessel		6
Revolving Credit Facility 2023 | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Line Of Credit Facility, New Loan | $				$ 350.0